DEFERRED TAX ASSETS AND INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of pretax income (loss)
	2012	2012	2011	2010
	US$	RMB	RMB	RMB
	(In thousands)
British Virgin Islands	(1,047)	(6,592)	(10,645)	(10,157)
United States of America	504	3,171	2,895	1,685
The People’s Republic of China	16,887	106,277	183,223	124,790

	16,344	102,856	175,473	116,318

Schedule of provision for income taxes attributable to income before taxes
	2012	2012	2011	2010
	US$	RMB	RMB	RMB
	(In thousands)
Current
Non-US	(2,392)	(15,058)	(21,050)	(29,404)
US	(216)	(1,358)	(1,179)	(192)
Deferred US	-	-	-	-
Non-US	326	2,053	895	3,282
	(2,282)	(14,363)	(21,334)	(26,314)

Schedule of deferred tax assets and deferred tax liabilities
	2012	2012	2011
	US$	RMB	RMB
	(In thousands)
Deferred tax assets-China
Current
Allowance for doubtful accounts	862	5,415	3,211
Inventory reserves	167	1,049	1,200
Deferred expenses	310	1,950	1,950
	1,339	8,414	6,361
Non-Current
Depreciation	34	215	215
Total deferred tax assets-China	1,373	8,629	6,576
Deferred tax assets-USA	-	-	-
Total deferred Tax assets	1,373	8,629	6,576

Deferred tax liabilities-China	-	-	-
Deferred tax liabilities-USA
Current
Depreciation	9	56	56
Non-Current	-	-	-
Total deferred tax liabilities	9	56	56

Net deferred tax assets	1,364	8,573	6,520

Schedule of reconciliation of income tax

	2012	2012	2011	2010
	US$	RMB	RMB	RMB
	(In thousands)
Computed expected income tax	4,078	25,655	48,863	26,648
Impact of tax holiday and benefit of companies in China	(1,886)	(11,858)	(27,984)	(18,339)
Effect of difference between the PRC and USA tax rate	90	566	455	(230)
Others Tax (credits)	-	-	-	18,235
	2,282	14,363	21,334	26,314